Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
DEBT

Note 9 — DEBT

Debt consisted of the following loans:

Lender	December 31, 2018	Term	Effective Interest Rate
Bank of China Longwan Branch	$202,894	April 13, 2016 to April 14, 2019*	5.70%
Bank of China Longwan Branch	186,168	June 8, 2016 to April 14, 2019*	5.70%
Industrial Bank Co. Ltd. Wenzhou Branch	727,220	July 17, 2018 to July 17, 2019	6.04%
Longwan Rural Commercial Bank Shacheng Branch	290,888	July 23, 2018 to July 17, 2019	8.71%
Longwan Rural Commercial Bank Shacheng Branch	290,888	July 25, 2018 to July 17, 2019	8.71%
Total	1,698,058
Less: current portion	(1,698,058)
Long term portion	$-

*	both loans from Bank of China Longwan Branch were fully repaid upon maturity.

All principal of the above loans as of December 31, 2018 are due upon maturity and interest payments are due on a monthly basis. For these loans, the outstanding balances were guaranteed by the Controlling Shareholder's immediate family members and unrelated third parties.

Lender	December 31, 2017	Term	Effective Interest Rate
Bank of China Longwan Branch	$262,009	April 13, 2016 to April 14, 2019	5.70%
Bank of China Longwan Branch	303,501	June 8, 2016 to April 14, 2019	5.70%
Longwan Rural Commercial Bank Shacheng Branch	307,342	September 30, 2017 to September 28, 2018	10.45%
Total	872,852
Less: current portion	457,940
Long term portion	$414,912

All principal of the above loans as of December 31, 2017 are due upon maturity and interest payments are due on a monthly basis. For these loans, the outstanding balances were guaranteed by the Controlling Shareholder's immediate family members and unrelated third parties.

Interest expense for these loans was $ 91,977, $48,730 and $49,625 for the years ended December 31, 2018, 2017 and 2016, respectively.